Expenses By Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses By Nature [Abstract]
Payroll and related expenses	$ 2,556	$ 2,666	$ 4,104
Professional fees	2,313	1,609	2,129
Materials used and subcontracted work	760	903	1,566
Travel	223	189	605
Advertising and participation in exhibitions	268	170	403
Rent and office maintenance	176	206	212
Vehicle maintenance	110	140	202
Preparation of patents	139	118	110
Depreciation and amortization	42	77	99
Other	193	200	210
Inventory impairment	328	297
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	$ 7,108	$ 6,575	$ 9,640